Portfolio of Investments
Columbia Select Large Cap Value Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 4.9%
Diversified Telecommunication Services 4.9%
Verizon Communications, Inc.	885,700	47,969,512
Total Communication Services		47,969,512
Consumer Discretionary 5.1%
Internet & Direct Marketing Retail 1.4%
Qurate Retail, Inc.(a)	2,006,300	13,682,966
Specialty Retail 3.7%
Lowe’s Companies, Inc.	342,600	36,510,882
Total Consumer Discretionary		50,193,848
Consumer Staples 5.7%
Food Products 2.2%
Tyson Foods, Inc., Class A	321,270	21,791,744
Tobacco 3.5%
Philip Morris International, Inc.	425,000	34,794,750
Total Consumer Staples		56,586,494
Energy 11.4%
Energy Equipment & Services 3.4%
Halliburton Co.	900,000	15,264,000
TechnipFMC PLC	1,250,000	18,550,000
Total		33,814,000
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	190,800	17,809,272
Marathon Petroleum Corp.	489,400	23,207,348
Valero Energy Corp.	234,900	15,562,125
Williams Companies, Inc. (The)	1,174,500	22,374,225
Total		78,952,970
Total Energy		112,766,970
Financials 20.7%
Banks 11.9%
Bank of America Corp.	1,100,000	31,350,000
Citigroup, Inc.	489,400	31,057,324
JPMorgan Chase & Co.	270,000	31,349,700
Wells Fargo & Co.	567,600	23,186,460
Total		116,943,484
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.2%
Morgan Stanley	489,400	22,037,682
Insurance 6.6%
American International Group, Inc.	616,600	25,995,856
MetLife, Inc.	621,400	26,546,208
Unum Group	538,300	12,547,773
Total		65,089,837
Total Financials		204,071,003
Health Care 14.9%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	303,400	25,324,798
Health Care Providers & Services 8.3%
Cigna Corp.	239,800	43,869,012
Humana, Inc.	118,900	38,009,952
Total		81,878,964
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	680,000	40,160,800
Total Health Care		147,364,562
Industrials 9.1%
Aerospace & Defense 3.1%
United Technologies Corp.	234,900	30,675,591
Industrial Conglomerates 2.4%
Honeywell International, Inc.	144,300	23,401,131
Road & Rail 3.6%
CSX Corp.	301,100	21,212,495
Union Pacific Corp.	92,300	14,750,463
Total		35,962,958
Total Industrials		90,039,680
Information Technology 10.3%
Electronic Equipment, Instruments & Components 3.5%
Corning, Inc.	1,427,600	34,062,536
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	407,400	23,678,088
QUALCOMM, Inc.	295,900	23,168,970
Total		46,847,058
Columbia Select Large Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.1%
Teradata Corp.(a)	1,020,000	20,338,800
Total Information Technology		101,248,394
Materials 10.7%
Chemicals 4.4%
FMC Corp.	468,900	43,654,590
Metals & Mining 6.3%
Barrick Gold Corp.	1,900,000	36,176,000
Freeport-McMoRan, Inc.	2,593,600	25,832,256
Total		62,008,256
Total Materials		105,662,846
Utilities 5.4%
Electric Utilities 2.5%
NextEra Energy, Inc.	97,800	24,719,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.9%
AES Corp. (The)	1,700,000	28,441,000
Total Utilities		53,160,928
Total Common Stocks (Cost $704,883,462)		969,064,237

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.641%(b),(c)	16,591,969	16,591,969
Total Money Market Funds (Cost $16,590,310)		16,591,969
Total Investments in Securities (Cost: $721,473,772)		985,656,206
Other Assets & Liabilities, Net		1,201,659
Net Assets		986,857,865

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	6,233,858	144,075,342	(133,717,231)	16,591,969	716	1,659	213,480	16,591,969
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Value Fund | Quarterly Report 2020